Due to Trust Account, Short-term Borrowings and Long-term Debt [Text Block]	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Due to Trust Account, Short-term Borrowings and Long-term Debt [Text Block]
12.	DUE TO TRUST ACCOUNT, SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Mitsubishi UFJ Trust and Banking holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group’s proprietary assets and are managed and accounted for separately.
However, excess cash funds of individual trust accounts are often placed with Mitsubishi UFJ Trust and Banking which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group’s funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day
changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions at March 31, 2019 and 2020 is as follows:

	2019	2020
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥2,735,952	¥3,377,747
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%

At March 31, 2019 and 2020, the MUFG Group had unused lines of credit for financing amounting to ¥5,525,069 million and ¥7,519,582 million, respectively. The amounts principally consist of pooled collateral which are used to cover shortages in the Bank of Japan account and to meet liquidity needs. The MUFG Group may borrow
from the Bank of Japan on demand up to the total amount of collateral eligible for credit extension.
Other
short-term borrowings at March 31, 2019 and 2020 were comprised of the following:

	2019	2020
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,033,568	¥1,160,758
Borrowings from the Bank of Japan	241,070	9,800,800
Borrowings from other financial institutions	227,482	191,453
Other	122,166	170,044

Total domestic offices	1,624,286	11,323,055

Foreign offices:
Commercial paper	3,929,636	3,836,459
Borrowings from other financial institutions	967,901	631,502
Short-term debentures	68,492	24,009
Other	141,803	241,168

Total foreign offices	5,107,832	4,733,138

Total	6,732,118	16,056,193
Less unamortized discount	1,045	711

Other short-term borrowings—net	¥6,731,073	¥16,055,482

Weighted average interest rate on outstanding balance at end of fiscal year	1.97%	0.67%

Long-term debt (with original maturities of more than one year) at March 31, 2019 and 2020 was comprised of the following:

	2019	2020
	(in millions)
MUFG:
Obligations under finance leases	¥1,725	¥6,552
Unsubordinated debt (1) :
Fixed rate bonds, payable in US dollars, due 2021-2039, principally 2.19%-4.29%	2,949,022	3,864,822
Fixed rate bonds, payable in Euro, due 2021-2033, principally 0.34%-1.75%	301,124	408,825
Fixed rate bonds, payable in other currencies, due 2024-2029, principally 2.08%-4.05% (2)	21,257	28,382
Floating rate bonds, payable in US dollars, due 2021-2023, principally 1.70%-3.46%	765,188	734,254
Floating rate bonds, payable in Euro, due 2023, principally 0.13%	43,596	41,843
Floating rate bonds, payable in other currencies, due 2024, principally 2.17% (2)	—	26,436

Total	4,080,187	5,104,562

Subordinated debt (1) :
Fixed rate bonds, payable in Japanese yen, due 2024-2030, principally 0.37%-1.39%	618,925	685,663
Adjustable rate bonds, payable in Japanese yen, due 2025-2030, principally 0.29%-0.63%	890,359	1,043,336
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.82%-3.52%	1,706,695	1,756,087
Adjustable rate borrowings, payable in Japanese yen, due 2025-2029, principally 0.30%-0.50%	32,500	47,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.85%-1.17%	45,960	66,649
Floating rate bonds, payable in Japanese yen, no stated maturity, principally 3.02%	3,500	3,500
Floating rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	86,000	86,000

Total	3,383,939	3,688,735

Total	7,465,851	8,799,849

MUFG Bank:
Obligations under finance leases	¥7,704	¥5,636
Obligation under sale-and-leaseback transactions	40,732	—
Un s ubordinated debt (1) :
Fixed rate bonds, payable in Japanese yen, due 2020-2027, principally 0.36%-2.57%	234,500	141,700
Fixed rate bonds, payable in US dollars, due 2020-2050, principally 0.00%-4.70%	1,284,812	1,104,504
Fixed rate bonds, payable in Euro, due 2022-2037, principally 0.88%-2.06%	112,687	108,252
Fixed rate bonds, payable in other currencies, due 2021-2047, principally 0.00%-5.30% (2)	19,084	17,620
Fixed rate borrowings, payable in Japanese yen, due 2020-2028, principally 0.00%-0.25%	10,786,372	10,440,217
Fixed rate borrowings, payable in US dollars, due 2030, principally 2.93%	—	8,367
Fixed rate borrowings, payable in other currencies, due 2030, principally 2.93% (2)	9,483	—
Adjustable rate bonds, payable in US dollars, due 2030, principally 3.00%	1,110	—
Floating rate borrowings, payable in US dollars, due 2020-2031, principally 0.79%-2.38%	1,008,949	897,170
Floating rate borrowings, payable in Euro, due 2021-2030, principally 0.00%-0.20%	15,382	102,123
Floating rate borrowings, payable in other currencies, due 2028, principally 3.23% (2)	5,240	—

Total	13,477,619	12,819,953

Subordinated debt (1) :
Fixed rate bonds, payable in Japanese yen, due 2020-2031, principally 1.31%-2.91%	513,420	490,590
Fixed rate borrowings, payable in Japanese yen, due 2022-2035, principally 0.26%-2.24%	73,400	73,400
Adjustable rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.38%-1.04%	20,000	12,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 2.67%-3.52%	355,000	13,500
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.14%	15,000	15,000

Total	976,820	604,490

Obligations under loan securitization transaction accounted for as secured borrowings due 2020-2080, principally 0.12%-6.14%	639,037	791,139

Total	15,141,912	14,221,218

	2019	2020
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥13,107	¥12,998
Un S ubordinated debt (1) :
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2020-2050, principally 0.00%-20.00%	1,291,537	940,691
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2020-2037, principally 0.00%-26.00%	1,385,936	1,106,465
Fixed rate borrowings, bonds and notes, payable in Euro, due 2020-2026, principally 0.00%-1.61%	2,479	2,965
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2020-2026, principally 0.00%-7.15%	334,586	387,799
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2020-2037, principally 0.00%-15.33% (2)	219,781	360,558
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2020-2050, principally 0.00%-7.70%	1,425,387	1,259,427
Floating rate borrowings, bonds and notes, payable in US dollars, due 2020-2028, principally 0.00%-16.00%	244,253	378,217
Floating rate bonds and notes, payable in Euro, due 2020-2022, principally 0.00%	—	835
Floating/Adjustable rate borrowings, bonds and notes, payable in other currencies, due 2020-2024, principally 0.00%-7.30% (2)	6,241	6,804

Total	4,910,200	4,443,761

Subordinated debt (1) :
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2020-2030, principally 1.14%-2.61%	269,373	223,095
Fixed rate bonds and notes, payable in US dollars, due 2022-2027, principally 7.50%-9.90%	1,409	737
Fixed rate bonds and notes, payable in Thai baht, due 2020-2029, principally 3.40%-3.90%	143,212	220,756
Fixed rate bonds and notes, payable in other currencies, due 2021, principally 0.00% (2)	7,347	7,179
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 2.83%	4,500	—
Floating rate borrowing s , payable in Japanese yen, due 2021, principally 0.73%	41,000	2,000
Floating rate bonds and notes, payable in US dollars, due 2020-2036, principally 3.59%-10.92%	5,172	4,575

Total	472,013	458,342

Obligations under loan securitization transaction accounted for as secured borrowings due 2021-2024, principally 0.25%-2.25%	2,813	6,453

Total	5,398,133	4,921,554

Total	28,005,896	27,942,621

Debt Isuance Cost	¥(15,353)	¥(15,858)

Total	¥27,990,543	¥27,926,763

Notes:
(1)
Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.

(2)
Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Russian ruble etc., excluding Japanese yen, US dollars, Euro and Thai baht, have been summarized into the “Other currencies” classification.

The MUFG Group uses derivative
financial
instruments to manage its interest rate and currency exposures for certain
debts. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those
in effect at March 31, 2019 and 2020.
Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.
The following is a summary of maturities of long-term debt subsequent to March 31, 2020:

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2021	¥303,428	¥8,550,560	¥1,270,513	¥10,124,501
2022	778,600	2,165,072	919,608	3,863,280
2023	876,475	637,647	1,059,402	2,573,524
2024	731,255	1,072,061	411,279	2,214,595
2025	719,364	292,304	267,980	1,279,648
2026 and thereafter	5,390,727	1,503,574	992,772	7,887,073

Total	¥8,799,849	¥14,221,218	¥4,921,554	¥27,942,621

New Issuances of Bonds for Basel III
For the fiscal year ended March 31, 20
20
, the MUFG Group issued to institutional investors in Japan ¥273,000 million aggregate principal amount of unsecured perpetual subordinated Additional Tier 1 notes. These notes are subject to the MUFG Group’s discretion to cease interest payments and a write-down of the principal upon the occurrence of certain events, including when the MUFG Group’s Common Equity Tier 1 ratio declines below 5.125%, when the MUFG Group is deemed to be at risk of becoming non-viable
or when the MUFG Group becomes subject to bankruptcy proceedings.
For the fiscal year ended March 31, 20
20
, the MUFG Group issued $10,340 million (approximately ¥1,125,302 million),
€
1,000 million (approximately ¥119,550
million), AUD 500 million (approximately ¥33,045 million) and
HK$232 million (approximately ¥3,257 million) of bonds with an intent to count towards Total Loss-Absorbing Capacity (“TLAC”) to global institutional investors to meet the TLAC requirement under the standards issued by the Financial Stability Board (“FSB”). Under the FSB’s TLAC standard, the MUFG Group is required to hold TLAC debt in an amount not less than 16% of risk-weighted assets and 6% of the applicable Basel III leverage ratio denominator by January 1, 2019, and not less than 18% of risk-weighted assets and 6.75% of the applicable Basel III leverage ratio denominator by January 1, 2022.